Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31, 2024	December 31, 2023
	EUR	EUR

Office equipment	526,486	343,857
Furniture and fixtures	35,350	15,350
Motor vehicles	29,271	29,271
Leasehold improvements	879,194	45,503
Subtotal	1,470,301	433,981
Less accumulated depreciation and amortization	(111,953)	(23,796)
Net	1,358,348	410,184